Plant and Equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and Equipment	12. PLANT AND EQUIPMENT The Group acquired $6 thousand and $24 thousand of equipment during the six months ended June 30, 2023 and 2024, respectively.